Retirement Benefits (Reconciliation Of Changes In Postretirement Benefit Plans' Accumulated Benefit Obligations, Fair Value Of Plan Assets And Funded Status) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of the year	$ 20.7	$ 18.2
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of the year	(40.5)	(33.9)	(25.0)
Service cost	(1.5)	(1.6)	(1.3)
Interest cost	(2.1)	(2.1)	(1.8)
Plan amendments	8.0
Actuarial loss	(5.4)	(3.5)	(6.3)
Benefits Paid	0.5	0.6	0.5
Benefit obligation at end of the year	(41.0)	(40.5)	(33.9)
Fair value of plan assets at beginning of the year	18.2	18.1	17.0
Actual return on plan assets	2.7	0.2	1.4
Employer contributions	0.3	0.5	0.2
Benefits paid and estimated expenses	(0.5)	(0.6)	(0.5)
Fair value of plan assets at end of the year	20.7	18.2	18.1
Funded status at end of the year	$ (20.3)	$ (22.3)	$ (15.8)